Credit Risk Manager Report
FFMLT 2006FF10
EOM Reporting Date 06/30/2006
Determination Date
07/15/2006
CRM-B Report FFMLT 2006FF10
The information contained in this report is based upon a specific point in time and reflects performance solely through that point in time. It does not forecast the performance of the portfolio in the future. The information in this report is not investment advice concerning a particular portfolio or security, and no mention of a particular security in this report constitutes a recommendation to buy, sell, or hold that or any other security.
Section I: Executive Summary
Section II: General Pool Characteristics
Section III: Performance
Section IV: Prepayment
Section V: Servicer Remittance Reporting
Table of Contents
Section VI: Loan Reviews
Section I: Executive Summary
Security Code
FFMLT 2006FF10
Client
Lehman
Servicer
National City Home Loan Services, Inc.
Trustee
U.S. Bank National Association
Depositor
Structured Asset Securities Corporation
Securities Admin
N/A
Backup Servicer
N/A
Close Date
06/30/2006
Custodian
U.S. Bank National Association
Determination
18th Day of the Month
Distribution
25th Day of the Month
First Cutoff
06/01/2006
Master Servicer
Aurora Loan Services LLC
Issue Amt
984,029,671
Issue Count
5,189
Cumulative
Original
Orig %
Current EOM
Act
Curr %
Cur %
Orig
Loss %
Orig
Remit Actual
End
Remit Sched
End
Balance 984,539,945 979,041,607 99.44% 0.00% 979,041,607 978,774,393
Count 5,188 5,173 99.71% 0.00% 5,173 5,173
Collection
Narrative
Due to data concerns around the servicer loan boarding an incomplete data load was delivered past the prescribed deadline. As a result, the credit risk manager review could not be completed. This situation has been corrected and a complete review can be completed for subsequent reporting periods.
Cash Narrative
Due to data concerns around the servicer loan boarding an incomplete data load was delivered past the prescribed deadline. As a result, the credit risk manager review could not be completed. This situation has been corrected and a complete review can be completed for subsequent reporting periods.to be completed for this reporting period.
Customer
Service
Narrative
Due to data concerns around the servicer loan boarding an incomplete data load was delivered past the prescribed deadline. As a result, the credit risk manager review could not be completed. This situation has been corrected and a complete review can be completed for subsequent reporting periods.
Review Type*
Outstanding
New
LM Rvw Cnt 0 0
FC Rvw Cnt 0 0
REO Rvw Cnt 0 0
Valuation Rvw Cnt 0 0
Loss Rvw Cnt 0 0
BK Rvw Cnt
0 0
Performance Rvw Cnt 0 0
Remittance Rvw Cnt 0 0
Contact Review Cnt 0 0
Compliance Rvw Cnt 0 0
MI Rvw Cnt 0 0
OS Rvw cnt 0 1,300
MR Recommended Action
Orig Count
Trans Balance
1,300 355,887,879
1,300
355,887,879
*A loan can have multiple reviews.
*Only new reviews will have a current recommended action. The previous recommendation will stand for unresolved issues, with a scheduled follow-up.
New Review Recomended Action
Reviews (Continued and New Issues)
Monthly Narrative
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
Section I: Page 1 of 1
2004 MortgageRamp, Inc. All rights reserved.
Section II
General Pool Characteristics
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section II: Page 1 of 7
Arm Flag
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
N 152,039,814 15.44% 151,341,213 15.46% 99.54% 0.00%
1,056 1,054 20.38% 99.81% 0.00%
Y 832,500,131 84.56% 827,700,394 84.54% 99.42% 0.00%
4,132 4,119 79.62% 99.69% 0.00%
Pool Migration Stratification
Pool Characteristics History
Cml
Reporting
Date
Cur Balance
Cur
Count
Cur Wgt
Loan
Age
Cur
WAC
Cur
Wgt
Orig
Rlvl
Cur Wgt
UnderWriting
Score
Cur Wgt
Recent
Score
Cur
Wgt
CLTV
Cur
NOO
Rate
Cur
Stated
Doc
Rate
Cur
2nd
Rate
Cur Avg
Balance
06/30/2006 979,041,607 5,173 1.71 7.41 15.66 651.27 0.00 82.03 2.60% 1.88% 0.00% 188,713
Occupancy
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
N 25,464,348 2.59% 25,436,681 2.60% 99.89% 0.00%
200 200 3.87% 100.00% 0.00%
Y 959,075,597 97.41% 953,604,926 97.40% 99.43% 0.00%
4,988 4,973 96.13% 99.70% 0.00%
Doc Level
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
00unknown 74,838,515 7.60% 74,130,539 7.57% 99.05% 0.00%
348 345 6.67% 99.14% 0.00%
Alternative Doc 223,376,930 22.69% 222,544,747 22.73% 99.63% 0.00%
986 984 19.02% 99.80% 0.00%
Full Doc 667,872,380 67.84% 663,927,503 67.81% 99.41% 0.00%
3,799 3,789 73.25% 99.74% 0.00%
Stated Doc 18,452,120 1.87% 18,438,817 1.88% 99.93% 0.00%
55 55 1.06% 100.00% 0.00%
DQ Risk Grp
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
R1 55,943,277 5.68% 55,818,766 5.70% 99.78% 0.00%
324 324 6.26% 100.00% 0.00%
R2 180,510,622 18.33% 179,765,957 18.36% 99.59% 0.00%
1,046 1,042 20.14% 99.62% 0.00%
R3 278,721,291 28.31% 276,171,810 28.21% 99.09% 0.00%
1,657 1,653 31.95% 99.76% 0.00%
R4 252,443,826 25.64% 250,809,492 25.62% 99.35% 0.00%
1,358 1,352 26.14% 99.56% 0.00%
R5 127,623,911 12.96% 127,226,422 12.99% 99.69% 0.00%
505 504 9.74% 99.80% 0.00%
R6 59,297,916 6.02% 59,264,003 6.05% 99.94% 0.00%
211 211 4.08% 100.00% 0.00%
R7 17,244,650 1.75% 17,234,539 1.76% 99.94% 0.00%
54 54 1.04% 100.00% 0.00%
R8 9,675,352 0.98% 9,672,959 0.99% 99.98% 0.00%
25 25 0.48% 100.00% 0.00%
R9 3,079,100 0.31% 3,077,658 0.31% 99.95% 0.00%
8 8 0.15% 100.00% 0.00%
IO Flag
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
N 590,886,765 60.02% 588,876,887 60.15% 99.66% 0.00%
3,719 3,711 71.74% 99.78% 0.00%
Y 393,653,180 39.98% 390,164,721 39.85% 99.11% 0.00%
1,469 1,462 28.26% 99.52% 0.00%
Orig PPP
Flag
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
No 301,939,281 30.67% 297,374,860 30.37% 98.49% 0.00%
1,544 1,533 29.63% 99.29% 0.00%
Yes 682,600,664 69.33% 681,666,747 69.63% 99.86% 0.00%
3,644 3,640 70.37% 99.89% 0.00%
Orig PPP
Mos
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
0 301,939,281 30.67% 297,374,860 30.37% 98.49% 0.00%
1,544 1,533 29.63% 99.29% 0.00%
12 48,600,794 4.94% 48,579,481 4.96% 99.96% 0.00%
188 188 3.63% 100.00% 0.00%
24 416,089,260 42.26% 415,792,252 42.47% 99.93% 0.00%
2,081 2,080 40.21% 99.95% 0.00%
36 217,910,610 22.13% 217,295,014 22.19% 99.72% 0.00%
1,375 1,372 26.52% 99.78% 0.00%
Orig CLTV
by 10%
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
b. 0-40 7,034,750 0.71% 7,021,581 0.72% 99.81% 0.00%
47 47 0.91% 100.00% 0.00%
c. 41-50 8,601,350 0.87% 8,584,680 0.88% 99.81% 0.00%
48 48 0.93% 100.00% 0.00%
d. 51-60 19,000,250 1.93% 18,969,666 1.94% 99.84% 0.00%
100 100 1.93% 100.00% 0.00%
e. 61-70 38,956,152 3.96% 38,895,900 3.97% 99.85% 0.00%
194 194 3.75% 100.00% 0.00%
f. 71-80 125,126,632 12.71% 124,457,349 12.71% 99.47% 0.00%
650 646 12.49% 99.38% 0.00%
g. 81-90 137,024,810 13.92% 135,254,661 13.82% 98.71% 0.00%
693 690 13.34% 99.57% 0.00%
h. 91-100 648,796,001 65.90% 645,857,769 65.97% 99.55% 0.00%
3,456 3,448 66.65% 99.77% 0.00%
Orig Credit
Score by 50
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
501-550 16,575,500 1.68% 16,560,406 1.69% 99.91% 0.00%
116 116 2.24% 100.00% 0.00%
551-600 125,480,591 12.75% 124,961,204 12.76% 99.59% 0.00%
858 856 16.55% 99.77% 0.00%
601-650 371,875,359 37.77% 369,947,928 37.79% 99.48% 0.00%
2,166 2,157 41.70% 99.58% 0.00%
651-700 302,814,256 30.76% 301,916,143 30.84% 99.70% 0.00%
1,390 1,388 26.83% 99.86% 0.00%
701-750 123,767,663 12.57% 121,691,052 12.43% 98.32% 0.00%
477 475 9.18% 99.58% 0.00%
751-800 39,758,026 4.04% 39,701,948 4.06% 99.86% 0.00%
164 164 3.17% 100.00% 0.00%
801+ 4,268,550 0.43% 4,262,926 0.44% 99.87% 0.00%
17 17 0.33% 100.00% 0.00%
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section II: Page 2 of 7
Orig Product
Type
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
1 Yr Hybrid 2,776,400 0.28% 2,768,698 0.28% 99.72% 0.00%
9 9 0.17% 100.00% 0.00%
2 Yr Hybrid 216,643,664 22.00% 215,536,858 22.02% 99.49% 0.00%
1,499 1,493 28.86% 99.60% 0.00%
2 Yr Hybrid Balloon 132,066,116 13.41% 131,987,933 13.48% 99.94% 0.00%
615 615 11.89% 100.00% 0.00%
2 Yr Hybrid IO 297,124,755 30.18% 294,440,957 30.07% 99.10% 0.00%
1,039 1,035 20.01% 99.62% 0.00%
3 Yr Hybrid 65,560,860 6.66% 65,468,571 6.69% 99.86% 0.00%
433 433 8.37% 100.00% 0.00%
3 Yr Hybrid Balloon 25,679,361 2.61% 25,666,104 2.62% 99.95% 0.00%
142 142 2.75% 100.00% 0.00%
3 Yr Hybrid IO 5 66,340,133 6.74% 65,543,190 6.69% 98.80% 0.00%
285 282 5.45% 98.95% 0.00%
5 Yr Hybrid 9,855,360 1.00% 9,840,830 1.01% 99.85% 0.00%
38 38 0.73% 100.00% 0.00%
5 Yr Hybrid Balloon 2,660,590 0.27% 2,659,084 0.27% 99.94% 0.00%
18 18 0.35% 100.00% 0.00%
5 Yr Hybrid IO 5 8,636,292 0.88% 8,634,062 0.88% 99.97% 0.00%
39 39 0.75% 100.00% 0.00%
ARM 813,600 0.08% 811,157 0.08% 99.70% 0.00%
3 3 0.06% 100.00% 0.00%
ARM IO 4,343,000 0.44% 4,342,950 0.44% 100.00% 0.00%
12 12 0.23% 100.00% 0.00%
Balloon 19,123,370 1.94% 19,111,600 1.95% 99.94% 0.00%
94 94 1.82% 100.00% 0.00%
Balloon IO 674,800 0.07% 674,800 0.07% 100.00% 0.00%
2 2 0.04% 100.00% 0.00%
Fixed 115,707,444 11.75% 115,026,051 11.75% 99.41% 0.00%
868 866 16.74% 99.77% 0.00%
Fixed IO 16,534,200 1.68% 16,528,761 1.69% 99.97% 0.00%
92 92 1.78% 100.00% 0.00%
Original
Coupon by
100
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
b. 0-5 316,000 0.03% 311,894 0.03% 98.70% 0.00%
1 1 0.02% 100.00% 0.00%
c. 5.1-6 24,440,590 2.48% 24,403,312 2.49% 99.85% 0.00%
97 97 1.88% 100.00% 0.00%
d. 6.1-7 174,729,560 17.75% 173,715,087 17.74% 99.42% 0.00%
705 703 13.59% 99.72% 0.00%
e. 7.1-8 385,516,488 39.16% 383,445,628 39.17% 99.46% 0.00%
1,878 1,874 36.23% 99.79% 0.00%
f. 8.1-9 260,190,525 26.43% 258,597,768 26.41% 99.39% 0.00%
1,552 1,547 29.91% 99.68% 0.00%
g. 9.1-10 110,225,848 11.20% 109,463,014 11.18% 99.31% 0.00%
736 732 14.15% 99.46% 0.00%
h. 10.1-11 24,852,125 2.52% 24,837,455 2.54% 99.94% 0.00%
182 182 3.52% 100.00% 0.00%
i. 11.1-12 4,176,515 0.42% 4,175,180 0.43% 99.97% 0.00%
35 35 0.68% 100.00% 0.00%
j. 12.1-13 92,294 0.01% 92,269 0.01% 99.97% 0.00%
2 2 0.04% 100.00% 0.00%
Property type
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
2-4 Family 76,057,518 7.73% 75,929,164 7.76% 99.83% 0.00%
323 322 6.22% 99.69% 0.00%
Condo 6,617,780 0.67% 6,612,953 0.68% 99.93% 0.00%
27 27 0.52% 100.00% 0.00%
PUD 71,893,915 7.30% 71,366,863 7.29% 99.27% 0.00%
352 350 6.77% 99.43% 0.00%
Single Family 829,970,732 84.30% 825,132,627 84.28% 99.42% 0.00%
4,486 4,474 86.49% 99.73% 0.00%
Orig Loan
size by 100k
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
b. 0-50 9,454,009 0.96% 9,436,410 0.96% 99.81% 0.00%
227 227 4.39% 100.00% 0.00%
c. 51-100 97,450,206 9.90% 97,134,142 9.92% 99.68% 0.00%
1,271 1,268 24.51% 99.76% 0.00%
d. 101-200 306,545,758 31.14% 305,437,610 31.20% 99.64% 0.00%
2,116 2,111 40.81% 99.76% 0.00%
e. 201-300 194,588,455 19.76% 193,970,111 19.81% 99.68% 0.00%
798 796 15.39% 99.75% 0.00%
f. 301-400 122,219,141 12.41% 121,505,103 12.41% 99.42% 0.00%
355 353 6.82% 99.44% 0.00%
g. 401-500 75,223,706 7.64% 75,190,069 7.68% 99.96% 0.00%
168 168 3.25% 100.00% 0.00%
h. 501-600 59,457,125 6.04% 59,418,805 6.07% 99.94% 0.00%
109 109 2.11% 100.00% 0.00%
i. 601-700 30,302,150 3.08% 29,669,325 3.03% 97.91% 0.00%
47 46 0.89% 97.87% 0.00%
j. 701-800 28,287,195 2.87% 27,497,607 2.81% 97.21% 0.00%
38 37 0.72% 97.37% 0.00%
k. 801-900 12,236,200 1.24% 12,230,440 1.25% 99.95% 0.00%
14 14 0.27% 100.00% 0.00%
l. 901-999 13,233,900 1.34% 13,232,805 1.35% 99.99% 0.00%
14 14 0.27% 100.00% 0.00%
m. 1,000+ 35,542,100 3.61% 34,319,181 3.51% 96.56% 0.00%
31 30 0.58% 96.77% 0.00%
Purpose
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
Cashout Refi 299,863,252 30.46% 298,751,765 30.51% 99.63% 0.00%
1,491 1,486 28.73% 99.66% 0.00%
Home Improvement 203,700 0.02% 203,583 0.02% 99.94% 0.00%
1 1 0.02% 100.00% 0.00%
Purchase 651,044,526 66.13% 646,709,557 66.06% 99.33% 0.00%
3,517 3,507 67.79% 99.72% 0.00%
Rate/Term Refi 33,428,467 3.40% 33,376,703 3.41% 99.85% 0.00%
179 179 3.46% 100.00% 0.00%
Lien position
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
1 984,539,945 100.00% 979,041,607 100.00% 99.44% 0.00%
5,188 5,173 100.00% 99.71% 0.00%
Orig Term
Orig
Balance
Orig %
Cur
Balance
Curr
%
Cur %
Orig
Loss
% Orig
180 6,440,495 0.65% 6,399,499 0.65% 99.36% 0.00%
60 60 1.16% 100.00% 0.00%
240 300,250 0.03% 299,905 0.03% 99.89% 0.00%
3 3 0.06% 100.00% 0.00%
360 977,799,200 99.32% 972,342,203 99.32% 99.44% 0.00%
5,125 5,110 98.78% 99.71% 0.00%
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section II: Page 3 of 7
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section II: Page 4 of 7
Monthly Pool Migration Stratification
Arm Flag
06/30/2006
% Bal
N
151,341,213 15.46%
1,054 20.38%
Y
827,700,394 84.54%
4,119 79.62%
IO Flag
06/30/2006
% Bal
N
588,876,887 60.15%
3,711 71.74%
Y
390,164,721 39.85%
1,462 28.26%
Orig PPP
Flag
06/30/2006
% Bal
No
297,374,860 30.37%
1,533 29.63%
Yes
681,666,747 69.63%
3,640 70.37%
Orig PPP Mos
06/30/2006
% Bal
0
297,374,860 30.37%
1,533 29.63%
12
48,579,481 4.96%
188 3.63%
24
415,792,252 42.47%
2,080 40.21%
36
217,295,014 22.19%
1,372 26.52%
Orig CLTV by
10%
06/30/2006
% Bal
b. 0-40
7,021,581 0.72%
47 0.91%
c. 41-50
8,584,680 0.88%
48 0.93%
d. 51-60
18,969,666 1.94%
100 1.93%
e. 61-70
38,895,900 3.97%
194 3.75%
f. 71-80
124,457,349 12.71%
646 12.49%
g. 81-90
135,254,661 13.82%
690 13.34%
h. 91-100
645,857,769 65.97%
3,448 66.65%
DQ Risk Grp
06/30/2006
% Bal
R1
55,818,766 5.70%
324 6.26%
R2
179,765,957 18.36%
1,042 20.14%
R3
276,171,810 28.21%
1,653 31.95%
R4
250,809,492 25.62%
1,352 26.14%
R5
127,226,422 12.99%
504 9.74%
R6
59,264,003 6.05%
211 4.08%
R7
17,234,539 1.76%
54 1.04%
R8
9,672,959 0.99%
25 0.48%
R9
3,077,658 0.31%
8 0.15%
Doc Level
06/30/2006
% Bal
00unknown
74,130,539 7.57%
345 6.67%
Alternative Doc
222,544,747 22.73%
984 19.02%
Full Doc
663,927,503 67.81%
3,789 73.25%
Stated Doc
18,438,817 1.88%
55 1.06%
Occupancy
06/30/2006
% Bal
N
25,436,681 2.60%
200 3.87%
Y
953,604,926 97.40%
4,973 96.13%
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section II: Page 5 of 7
Orig Credit
Score by 50
06/30/2006
% Bal
501-550
16,560,406 1.69%
116 2.24%
551-600
124,961,204 12.76%
856 16.55%
601-650
369,947,928 37.79%
2,157 41.70%
651-700
301,916,143 30.84%
1,388 26.83%
701-750
121,691,052 12.43%
475 9.18%
751-800
39,701,948 4.06%
164 3.17%
801+
4,262,926 0.44%
17 0.33%
Orig Loan
size by 100k
06/30/2006
% Bal
b. 0-50
9,436,410 0.96%
227 4.39%
c. 51-100
97,134,142 9.92%
1,268 24.51%
d. 101-200
305,437,610 31.20%
2,111 40.81%
e. 201-300
193,970,111 19.81%
796 15.39%
f. 301-400
121,505,103 12.41%
353 6.82%
g. 401-500
75,190,069 7.68%
168 3.25%
h. 501-600
59,418,805 6.07%
109 2.11%
i. 601-700
29,669,325 3.03%
46 0.89%
j. 701-800
27,497,607 2.81%
37 0.72%
k. 801-900
12,230,440 1.25%
14 0.27%
l. 901-999
13,232,805 1.35%
14 0.27%
m. 1,000+
34,319,181 3.51%
30 0.58%
Purpose
06/30/2006
% Bal
Cashout Refi
298,751,765 30.51%
1,486 28.73%
Home
Improvement
203,583 0.02%
1 0.02%
Purchase
646,709,557 66.06%
3,507 67.79%
Rate/Term Refi
33,376,703 3.41%
179 3.46%
Orig Product
Type
06/30/2006
% Bal
1 Yr Hybrid
2,768,698 0.28%
9 0.17%
2 Yr Hybrid
215,536,858 22.02%
1,493 28.86%
2 Yr Hybrid
Balloon
131,987,933 13.48%
615 11.89%
2 Yr Hybrid IO
294,440,957 30.07%
1,035 20.01%
3 Yr Hybrid
65,468,571 6.69%
433 8.37%
3 Yr Hybrid
Balloon
25,666,104 2.62%
142 2.75%
3 Yr Hybrid IO 5
65,543,190 6.69%
282 5.45%
5 Yr Hybrid
9,840,830 1.01%
38 0.73%
5 Yr Hybrid
Balloon
2,659,084 0.27%
18 0.35%
5 Yr Hybrid IO 5
8,634,062 0.88%
39 0.75%
ARM
811,157 0.08%
3 0.06%
ARM IO
4,342,950 0.44%
12 0.23%
Balloon
19,111,600 1.95%
94 1.82%
Balloon IO
674,800 0.07%
2 0.04%
Fixed
115,026,051 11.75%
866 16.74%
Fixed IO
16,528,761 1.69%
92 1.78%
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section II: Page 6 of 7
Lien position
06/30/2006
% Bal
1
979,041,607 100.00%
5,173 100.00%
Property type
06/30/2006
% Bal
2-4 Family
75,929,164 7.76%
322 6.22%
Condo
6,612,953 0.68%
27 0.52%
PUD
71,366,863 7.29%
350 6.77%
Single Family
825,132,627 84.28%
4,474 86.49%
Original
Coupon by
100
06/30/2006
% Bal
b. 0-5
311,894 0.03%
1 0.02%
c. 5.1-6
24,403,312 2.49%
97 1.88%
d. 6.1-7
173,715,087 17.74%
703 13.59%
e. 7.1-8
383,445,628 39.17%
1,874 36.23%
f. 8.1-9
258,597,768 26.41%
1,547 29.91%
g. 9.1-10
109,463,014 11.18%
732 14.15%
h. 10.1-11
24,837,455 2.54%
182 3.52%
i. 11.1-12
4,175,180 0.43%
35 0.68%
j. 12.1-13
92,269 0.01%
2 0.04%
Orig Term
06/30/2006
% Bal
180
6,399,499 0.65%
60 1.16%
240
299,905 0.03%
3 0.06%
360
972,342,203 99.32%
5,110 98.78%
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section II: Page 7 of 7
Section III
Performance
FFMLT 2006FF10
2004 MortgageRamp, Inc. All rights reserved.
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
Section III: 1 of 4
Period Performance Trends
FFMLT 2006FF10
2004 MortgageRamp, Inc. All rights reserved.
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
Section III: 2 of 4
Period Performance Trends
Cml
Reporting
Date
30dpd OTS
EOM Act
Rate
60dpd OTS
EOM Act
Rate
Loss Mit
Actual Rate
FC Actual
Rate
REO Actual
Rate
Cml Liqu
Rate
Cml Serv
Loss Rate
Cml Serv
Loss Sev
06/30/2006 0.38% 0.18% 0.00% 0.00% 0.00% 0.000%
Period Performance History
ARM Flag
Cur Bal %
a. Current
b. Non-Report
c. 30dpd
d. 60dpd
N 15.46% 98.35% 1.23% 0.43%
Y 84.54% 97.75% 1.67% 0.37% 0.22%
Current Month Perfomance Stratification
IO Flag
Cur Bal %
a. Current
b. Non-Report
c. 30dpd
d. 60dpd
N 60.15% 98.13% 1.56% 0.20% 0.11%
Y 39.85% 97.40% 1.67% 0.64% 0.30%
Product
Cur Bal %
a. Current
b. Non-Report
c. 30dpd
d. 60dpd
1 Yr Hybrid 0.28% 100.00%
2 Yr Hybrid 22.02% 97.05% 2.43% 0.28% 0.25%
2 Yr Hybrid Balloon 13.48% 98.49% 1.13% 0.37%
2 Yr Hybrid IO 30.07% 96.95% 2.04% 0.62% 0.39%
3 Yr Hybrid 6.69% 98.65% 1.04% 0.15% 0.15%
3 Yr Hybrid Balloon 2.62% 99.29% 0.71%
3 Yr Hybrid IO 5 6.69% 99.62% 0.38%
5 Yr Hybrid 1.01% 100.00%
5 Yr Hybrid Balloon 0.27% 100.00%
5 Yr Hybrid IO 5 0.88% 100.00%
ARM 0.08% 100.00%
ARM IO 0.44% 100.00%
Balloon 1.95% 99.47% 0.53%
Balloon IO 0.07% 100.00%
Fixed 11.75% 98.69% 1.31%
Fixed IO 1.69% 94.56% 1.52% 3.92%
PPP Flag
Cur Bal %
a. Current
b. Non-Report
c. 30dpd
d. 60dpd
No 30.37% 98.57% 1.10% 0.29% 0.03%
Yes 69.63% 97.52% 1.82% 0.41% 0.25%
DocLevel
Cur Bal %
a. Current
b. Non-Report
c. 30dpd
d. 60dpd
00unknown 7.57% 99.08% 0.92%
Alternative Doc 22.73% 96.89% 2.30% 0.68% 0.14%
Full Doc 67.81% 98.01% 1.44% 0.33% 0.22%
Stated Doc 1.88% 98.15% 1.85%
Lien Position
Cur Bal %
a. Current
b. Non-Report
c. 30dpd
d. 60dpd
1 100.00% 97.84% 1.60% 0.38% 0.18%
Loan Size
Cur Bal %
a. Current
b. Non-Report
c. 30dpd
d. 60dpd
b. 0-50 0.96% 98.58% 1.42%
c. 51-100 9.92% 97.78% 1.88% 0.24% 0.10%
d. 101-200 31.20% 98.33% 1.28% 0.32% 0.07%
e. 201-300 19.81% 98.16% 1.73% 0.10%
f. 301-400 12.41% 97.21% 2.26% 0.27% 0.25%
g. 401-500 7.68% 97.65% 1.13% 1.22%
h. 501-600 6.07% 97.34% 0.93% 1.74%
i. 601-700 3.03% 100.00%
j. 701-800 2.81% 100.00%
k. 801-900 1.25% 92.80% 7.20%
l. 901-999 1.35% 100.00%
m. 1,000+ 3.51% 92.42% 4.20% 3.38%
UW Score
Cur Bal %
a. Current
b. Non-Report
c. 30dpd
d. 60dpd
501-600 14.46% 95.39% 3.17% 1.21% 0.23%
601-700 68.62% 98.21% 1.45% 0.29% 0.04%
701-800 16.48% 98.36% 0.92% 0.72%
801+ 0.44% 100.00%
Occupancy
Cur Bal %
a. Current
b. Non-Report
c. 30dpd
d. 60dpd
N 2.60% 100.00%
Y 97.40% 97.78% 1.65% 0.39% 0.19%
FFMLT 2006FF10
2004 MortgageRamp, Inc. All rights reserved.
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
Section III: 3 of 4
Early Payment Default
Early Default
Cur Balance
Percentage
Cur Count Percentage
Current 973,575,546 99.44% 5,153 99.61%
Delinquent 4,836,656 0.49% 16 0.31%
Early Pay Default 629,405 0.06% 4 0.08%
Early Default
Delq Status Cur Balance
Percentage
Cur Count Percentage
Early Pay Default 4. 60dpd 629,405 100.00% 4 100.00%
629,405
4
Early Default
Current Loan status
Cur Balance
Percentage Cur Count Percentage
Early Pay Default d. 60dpd 629,405 100.00% 4 100.00%
629,405
4
First Payment Default - Loan is delinquent, and no payment has been recieved.
Early Payment Default - Loan is delinquent, and only one payment has been recieved.
Risk Grp
Cur Bal %
a. Current
b. Non-Report
c. 30dpd
d. 60dpd
R1 5.70% 99.53% 0.47%
R2 18.36% 98.70% 1.30%
R3 28.21% 98.36% 0.94% 0.59% 0.11%
R4 25.62% 97.65% 1.52% 0.32% 0.51%
R5 12.99% 96.35% 2.89% 0.60% 0.16%
R6 6.05% 96.12% 3.60% 0.27%
R7 1.76% 95.03% 3.04% 1.92%
R8 0.99% 96.28% 3.72%
R9 0.31% 100.00%
FFMLT 2006FF10
2004 MortgageRamp, Inc. All rights reserved.
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
Section III: 4 of 4
Section IV
Prepayment
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section IV: Page 1 of 5
Arm Flag
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
N 152,039,814 15.44% 431,352 9.20% 99.54%
1,056 20.35% 2 13.33% 99.81%
Y 832,500,131 84.56% 4,255,064 90.80% 99.42%
4,132 79.65% 13 86.67% 99.69%
Cumulative Prepayment Stratification
Period CPR Trend
Occupancy
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
N 25,464,348 2.59% 99.89%
200 3.86% 0 0.00% 100.00%
Y 959,075,597 97.41% 4,686,416 100.00% 99.43%
4,988 96.14% 15 100.00% 99.70%
Doc Level
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
00unknown 74,838,515 7.60% 615,665 13.14% 99.05%
348 6.71% 3 20.00% 99.14%
Alternative Doc 223,376,930 22.69% 690,451 14.73% 99.63%
986 19.01% 2 13.33% 99.80%
Full Doc 667,872,380 67.84% 3,380,301 72.13% 99.41%
3,799 73.23% 10 66.67% 99.74%
Stated Doc 18,452,120 1.87% 99.93%
55 1.06% 0 0.00% 100.00%
IO Flag
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
N 590,886,765 60.02% 1,242,768 26.52% 99.66%
3,719 71.68% 8 53.33% 99.78%
Y 393,653,180 39.98% 3,443,648 73.48% 99.11%
1,469 28.32% 7 46.67% 99.52%
Orig PPP Flag
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
No 301,939,281 30.67% 4,263,122 90.97% 98.49%
1,544 29.76% 11 73.33% 99.29%
Yes 682,600,664 69.33% 423,294 9.03% 99.86%
3,644 70.24% 4 26.67% 99.89%
Orig PPP Mos
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
0 301,939,281 30.67% 4,263,122 90.97% 98.49%
1,544 29.76% 11 73.33% 99.29%
12 48,600,794 4.94% 99.96%
188 3.62% 0 0.00% 100.00%
24 416,089,260 42.26% 51,969 1.11% 99.93%
2,081 40.11% 1 6.67% 99.95%
36 217,910,610 22.13% 371,324 7.92% 99.72%
1,375 26.50% 3 20.00% 99.78%
Orig CLTV by
10%
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
b. 0-40 7,034,750 0.71% 99.81%
47 0.91% 0 0.00% 100.00%
c. 41-50 8,601,350 0.87% 99.81%
48 0.93% 0 0.00% 100.00%
d. 51-60 19,000,250 1.93% 99.84%
100 1.93% 0 0.00% 100.00%
e. 61-70 38,956,152 3.96% 99.85%
194 3.74% 0 0.00% 100.00%
f. 71-80 125,126,632 12.71% 508,651 10.85% 99.47%
650 12.53% 4 26.67% 99.38%
g. 81-90 137,024,810 13.92% 1,629,881 34.78% 98.71%
693 13.36% 3 20.00% 99.57%
h. 91-100 648,796,001 65.90% 2,547,884 54.37% 99.55%
3,456 66.62% 8 53.33% 99.77%
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section IV: Page 2 of 5
DQ Risk Grp
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
R1 55,943,277 5.68% 99.78%
324 6.25% 0 0.00% 100.00%
R2 180,510,622 18.33% 577,920 12.33% 99.59%
1,046 20.16% 4 26.67% 99.62%
R3 278,721,291 28.31% 2,312,507 49.34% 99.09%
1,657 31.94% 4 26.67% 99.76%
R4 252,443,826 25.64% 1,470,989 31.39% 99.35%
1,358 26.18% 6 40.00% 99.56%
R5 127,623,911 12.96% 325,000 6.93% 99.69%
505 9.73% 1 6.67% 99.80%
R6 59,297,916 6.02% 99.94%
211 4.07% 0 0.00% 100.00%
R7 17,244,650 1.75% 99.94%
54 1.04% 0 0.00% 100.00%
R8 9,675,352 0.98% 99.98%
25 0.48% 0 0.00% 100.00%
R9 3,079,100 0.31% 99.95%
8 0.15% 0 0.00% 100.00%
Orig Product
Type
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
1 Yr Hybrid 2,776,400 0.28% 99.72%
9 0.17% 0 0.00% 100.00%
2 Yr Hybrid 216,643,664 22.00% 811,416 17.31% 99.49%
1,499 28.89% 6 40.00% 99.60%
2 Yr Hybrid Balloon 132,066,116 13.41% 99.94%
615 11.85% 0 0.00% 100.00%
2 Yr Hybrid IO 297,124,755 30.18% 2,663,148 56.83% 99.10%
1,039 20.03% 4 26.67% 99.62%
3 Yr Hybrid 65,560,860 6.66% 99.86%
433 8.35% 0 0.00% 100.00%
3 Yr Hybrid Balloon 25,679,361 2.61% 99.95%
142 2.74% 0 0.00% 100.00%
3 Yr Hybrid IO 5 66,340,133 6.74% 780,500 16.65% 98.80%
285 5.49% 3 20.00% 98.95%
5 Yr Hybrid 9,855,360 1.00% 99.85%
38 0.73% 0 0.00% 100.00%
5 Yr Hybrid Balloon 2,660,590 0.27% 99.94%
18 0.35% 0 0.00% 100.00%
5 Yr Hybrid IO 5 8,636,292 0.88% 99.97%
39 0.75% 0 0.00% 100.00%
ARM 813,600 0.08% 99.70%
3 0.06% 0 0.00% 100.00%
ARM IO 4,343,000 0.44% 100.00%
12 0.23% 0 0.00% 100.00%
Balloon 19,123,370 1.94% 99.94%
94 1.81% 0 0.00% 100.00%
Balloon IO 674,800 0.07% 100.00%
2 0.04% 0 0.00% 100.00%
Fixed 115,707,444 11.75% 431,352 9.20% 99.41%
868 16.73% 2 13.33% 99.77%
Fixed IO 16,534,200 1.68% 99.97%
92 1.77% 0 0.00% 100.00%
Orig Credit
Score by 50
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
501-550 16,575,500 1.68% 99.91%
116 2.24% 0 0.00% 100.00%
551-600 125,480,591 12.75% 384,683 8.21% 99.59%
858 16.54% 2 13.33% 99.77%
601-650 371,875,359 37.77% 1,640,132 35.00% 99.48%
2,166 41.75% 9 60.00% 99.58%
651-700 302,814,256 30.76% 690,451 14.73% 99.70%
1,390 26.79% 2 13.33% 99.86%
701-750 123,767,663 12.57% 1,971,150 42.06% 98.32%
477 9.19% 2 13.33% 99.58%
751-800 39,758,026 4.04% 99.86%
164 3.16% 0 0.00% 100.00%
801+ 4,268,550 0.43% 99.87%
17 0.33% 0 0.00% 100.00%
Orig Loan size
by 100k
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
b. 0-50 9,454,009 0.96% 99.81%
227 4.38% 0 0.00% 100.00%
c. 51-100 97,450,206 9.90% 194,418 4.15% 99.68%
1,271 24.50% 3 20.00% 99.76%
d. 101-200 306,545,758 31.14% 789,373 16.84% 99.64%
2,116 40.79% 5 33.33% 99.76%
e. 201-300 194,588,455 19.76% 466,975 9.96% 99.68%
798 15.38% 2 13.33% 99.75%
f. 301-400 122,219,141 12.41% 644,500 13.75% 99.42%
355 6.84% 2 13.33% 99.44%
g. 401-500 75,223,706 7.64% 99.96%
168 3.24% 0 0.00% 100.00%
h. 501-600 59,457,125 6.04% 99.94%
109 2.10% 0 0.00% 100.00%
i. 601-700 30,302,150 3.08% 620,000 13.23% 97.91%
47 0.91% 1 6.67% 97.87%
j. 701-800 28,287,195 2.87% 771,200 16.46% 97.21%
38 0.73% 1 6.67% 97.37%
k. 801-900 12,236,200 1.24% 99.95%
14 0.27% 0 0.00% 100.00%
l. 901-999 13,233,900 1.34% 99.99%
14 0.27% 0 0.00% 100.00%
m. 1,000+ 35,542,100 3.61% 1,199,950 25.60% 96.56%
31 0.60% 1 6.67% 96.77%
Purpose
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
Cashout Refi 299,863,252 30.46% 776,676 16.57% 99.63%
1,491 28.74% 5 33.33% 99.66%
Home Improvement 203,700 0.02% 99.94%
1 0.02% 0 0.00% 100.00%
Purchase 651,044,526 66.13% 3,909,740 83.43% 99.33%
3,517 67.79% 10 66.67% 99.72%
Rate/Term Refi 33,428,467 3.40% 99.85%
179 3.45% 0 0.00% 100.00%
Orig Term
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
180 6,440,495 0.65% 99.36%
60 1.16% 0 0.00% 100.00%
240 300,250 0.03% 99.89%
3 0.06% 0 0.00% 100.00%
360 977,799,200 99.32% 4,686,416 100.00% 99.44%
5,125 98.79% 15 100.00% 99.71%
Prev Delq
Status
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
Error 984,539,945 100.00% 4,686,416 100.00% 99.44%
5,188 100.00% 15 100.00% 99.71%
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section IV: Page 3 of 5
Original
Coupon by
100
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
b. 0-5 316,000 0.03% 98.70%
1 0.02% 0 0.00% 100.00%
c. 5.1-6 24,440,590 2.48% 99.85%
97 1.87% 0 0.00% 100.00%
d. 6.1-7 174,729,560 17.75% 843,198 17.99% 99.42%
705 13.59% 2 13.33% 99.72%
e. 7.1-8 385,516,488 39.16% 1,775,450 37.89% 99.46%
1,878 36.20% 4 26.67% 99.79%
f. 8.1-9 260,190,525 26.43% 1,381,653 29.48% 99.39%
1,552 29.92% 5 33.33% 99.68%
g. 9.1-10 110,225,848 11.20% 686,115 14.64% 99.31%
736 14.19% 4 26.67% 99.46%
h. 10.1-11 24,852,125 2.52% 99.94%
182 3.51% 0 0.00% 100.00%
i. 11.1-12 4,176,515 0.42% 99.97%
35 0.67% 0 0.00% 100.00%
j. 12.1-13 92,294 0.01% 99.97%
2 0.04% 0 0.00% 100.00%
Property type
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
2-4 Family 76,057,518 7.73% 71,998 1.54% 99.83%
323 6.23% 1 6.67% 99.69%
Condo 6,617,780 0.67% 99.93%
27 0.52% 0 0.00% 100.00%
PUD 71,893,915 7.30% 455,500 9.72% 99.27%
352 6.78% 2 13.33% 99.43%
Single Family 829,970,732 84.30% 4,158,918 88.74% 99.42%
4,486 86.47% 12 80.00% 99.73%
Lien position
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
1 984,539,945 100.00% 4,686,416 100.00% 99.44%
5,188 100.00% 15 100.00% 99.71%
Prev Loan
Status
Orig
Balance
Orig %
Cml Prepay
Bal
Cml
PP %
Cur %
Orig
None 984,539,945 100.00% 4,686,416 100.00% 99.44%
5,188 100.00% 15 100.00% 99.71%
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section IV: Page 4 of 5
Determination Date
Remit Begin Actual Bal
Remit PPP
07/15/2006 4,686,375 10,417
4,686,375
10,417
Prepayment Penalty Premium Analysis
*Prepayment penalty premiums are measured based upon the remittance time cycle versus the calendar month cycle of most MortgageRamp measures. Using this methodology aids in servicer remittance reconciliation.
Determination
Date
Total
No PPP Flag and
No Premium
Remitted
PPP Flag and
Premium
Remitted
07/15/2006 15 11 4
15
11
4
PPP Premium Exceptions
Prepaid Loans and PPP Premium
Rvw Finding
Orig Count
Sum:
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section IV: Page 5 of 5
Section V
Servicer Remittance Reporting
Remittance delinquency calculations are using OTS end of the month methodology, with scheduled balances as of the determination date.
2004 MortgageRamp, Inc. All rights reserved.
Section V: Page 1 of 2
Servicer Reported Remittance Delinquency Comparison
MR Rpt
MR Rpt
MR Rpt
MR Rpt
MR Rpt
Servicer Rpt
a. Current
b. 30dpd
c. 60dpd
g. LM
k. PrePaid
g. LM
2,328,221 2,328,221
8 8
k. PrePaid
0 0
15 15
unknown
976,446,172 972,977,236 3,268,441 200,495
5,165 5,150 13 2
972,977,236
3,268,441
200,495
2,328,221
0
5,150
13
2
8
15
Cml
Reporting
Date
Remit Begin
sched Bal
Remit End
Sch Bal
Remit
Curtailment
Interest
Remit
Curtailment
Principle
Remit
Scheduled
Interest
Remit Net
Sch Interest
Remit PI
PMT
Remit PPP
06/30/2006 983,873,799 978,774,393 298 67,229 6,502,499 6,092,552 6,848,692 10,417
298
67,229
6,502,499
6,092,552
6,848,692
10,417
Servicer Remittance Summary
Remittance delinquency calculations are using OTS end of the month methodology, with scheduled balances as of the determination date.
2004 MortgageRamp, Inc. All rights reserved.
Section V: Page 2 of 2
Section VI
MortgageRamp Loan Reviews
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section VI: Page 1 of 3
Reason for Review 3 Month History
*There can be multiple reasons for review of an individual loan.
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section VI: Page 2 of 3
Reccomended Action 3 Month History
*Only new reviews will have a current recommended action. The previous recommendation will stand for unresolved issues, with a scheduled follow-up.
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section VI: Page 3 of 3

Document Outline

  Cover Page
  Disclaimer
  Table of Contents
  Executive Summary
  General Pool Characteristics
  Performance
  Prepayment
  Servicer Remittance Reporting
  Loan Reviews